Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 1,210,668	$ 40,378	$ 58,488
Accounts receivable, net	319,024	335,622	457,745
Accounts receivable - related parties, net	39,837	39,837	71,650
Subscription receivable	140,600
Advances to employees	282,140	281,783	281,783
Inventory	1,111,798	1,163,260	1,033,895
Real estate lots held for sale	139,492	139,492	139,492
Operating lease right-of-use asset		148,581
Investment	58,568	74,485
Deposits, current	38,014
Prepaid expenses and other current assets	226,715	205,309	193,360
Total Current Assets	3,566,856	2,428,747	2,236,413
Long Term Assets
Property and equipment, net	2,816,165	2,914,715	2,972,364
Prepaid foreign taxes, net	498,198	474,130	369,590
Investment - related parties	1,731	3,470	7,840
Deposits, non-current		99,298	61,284
Total Assets	6,882,950	5,920,360	5,647,491
Current Liabilities
Accounts payable	767,302	823,762	497,817
Accrued expenses, current portion	1,374,943	1,122,345	1,185,367
Deferred revenue	888,919	899,920	1,038,492
Operating lease liabilities		157,826
Loans payable, current portion, net of debt discount	503,935	781,719	871,106
Loans payable - related parties	139,157	566,132
Debt obligations	1,270,354	1,270,354	2,732,654
Convertible debt obligations	1,955,389
Investor deposits	29,950	29,950
Other current liabilities	88,727	85,945	99,901
Total Current Liabilities	7,018,676	5,737,953	6,425,337
Long Term Liabilities
Accrued expenses, non-current portion	14,919	86,398	57,786
Loans payable, non-current portion, net of debt discount	336,487	96,583	234,791
Total Liabilities	7,370,082	5,920,934	6,717,914
Commitments and Contingencies
Series B convertible redeemable preferred stock, value	9,010,824	9,026,824	9,026,824
Stockholders' Deficiency
Common stock, value	679,747	603,215	467,384
Additional paid-in capital	93,463,770	90,675,518	83,814,442
Accumulated other comprehensive loss	(11,999,147)	(12,399,833)	(13,110,219)
Accumulated deficit	(91,493,980)	(87,886,307)	(81,222,499)
Treasury stock, at cost, 50,533 shares at September 30, 2020, December 31, 2019 and December 31, 2018	(46,355)	(46,355)	(46,355)
Total Gaucho Group Holdings, Inc. Stockholders' Deficiency	(9,395,965)	(9,053,762)	(10,097,247)
Non-controlling interest	(101,991)	26,364
Total Stockholders' Deficiency	(9,497,956)	(9,027,398)	(10,097,247)
Total Liabilities, Temporary Equity and Stockholders' Deficiency	6,882,950	5,920,360	5,647,491
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency
Preferred stock, value